The amount of depreciation, depletion and amortization by segment is set forth as follows: (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 3,460	$ 2,822	$ 6,630	$ 5,678
Operating segments [member] | Exploration and production [member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,788	2,137	5,258	4,307
Operating segments [member] | Refining transportation and marketing [member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	542	532	1,114	1,072
Operating segments [member] | Gas and power [member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	99	107	207	213
Operating segments [member] | Corporate and other business [member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 31	$ 46	$ 51	$ 86